November 22, 2023

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Advisers Investment Trust; File Nos. 333-173080 and 811-22538

Ladies and Gentlemen:

On behalf of Advisers Investment Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 109 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933. The main purpose of the filing is to update the investment strategy to include environmental, social, and governance considerations.

If you have any questions, please contact Michael V. Wible at (614) 469-3297.

Very truly yours,

/s/ Thompson Hine LLP
Thompson Hine LLP

Michael.Wible@ThompsonHine.com    Fax: 614.469.3361    Phone: 614.469.3297